VESSELS UNDER CAPITAL LEASE, NET 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Outstanding Obligations Under Capital Leases: [Abstract]
Year Ended December 31, 2013	$ 95,663
Year Ended December 31, 2014	94,373
Year Ended December 31, 2015	158,300
Year Ended December 31, 2016	121,442
Year Ended December 31, 2017	115,283
Thereafter	474,621
Minimum lease payments	1,059,682
Less: imputed interest	(270,334)
Present value of obligations under capital leases	$ 789,348
Vessels under capital leases	24	28
Vessels leased from Ship Finance	20	24
Initial terms of leases, minimum	12 years
Initial terms of leases, maximum	22 years
Remaining periods on these leases, minimum	2 years
Remaining periods on these leases, maximum	13 years